Form N-CSR Cover	12 Months Ended
Apr. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	This Form N-CSR/A is being filed solely to amend the original Form N-CSR previously filed for the reporting period ending April 30,2026, on July 2, 2026. After the issuance of the annual report and financial statements, management determined that certain data included in the filing required revision due to an error in the computation of the ratios of expenses and net investment income to average net assets as well as a clerical error disclosed in the notes to the financial statements. The purpose of this amendment isto correct the net expense ratio disclosed in the tailored shareholder report issued for the Wilmington Broad Market Bond Fund –Class A shares (the “Fund”) and the net expense ratio and net investment income ratio disclosed in the financial highlights. Additionally, corrections have been made for the contractual expense limitation rates disclosed in the notes to the financial statements for the Wilmington Municipal Bond Fund along with an update to the footnote for the Wilmington Broad Market Bond Fund for shareholder service fees voluntarily waived. Except for the specific revisions described in this amendment, no other changes have been made to the Funds’ shareholder report, financial statements, or disclosures, and this filing does not reflect events occurring after the date of the original Form N-CSR filing. All other information contained in the original filing remains unchanged and is incorporated herein by reference.
Registrant Name	Wilmington Funds
Entity Central Index Key	0000830744
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026